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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC.
                 -----------------------------------------------
   Address:      Four Embarcadero Center, Suite 550
                 -----------------------------------------------
                 San Francisco, CA 94111
                 -----------------------------------------------

                 -----------------------------------------------

Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Downey H. Blount
         -------------------------------
Title:   Senior Vice President
         -------------------------------
Phone:   (415) 955-8122
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Downey H. Blount          San Francisco, CA      1-26-05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                                         N/A
       ---------------          ------------------------------------
    [Repeat as necessary.]


                                        9
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          20
                                        --------------------

Form 13F Information Table Value Total:     231,503
                                        --------------------
                                            (thousands)


List of Other Included Managers:
                                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]


                                       10
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                      FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
-------------------------- ---------------- --------- -------- --------------------- ----------- ---------- ------------------------
                                                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
   NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE      SHARED  NONE
-------------------------- ---------------- --------- -------- ---------- ----- ---- ----------- ---------- ---------- ------ ------
CANON INC                  ADR              138006309    8,595    158,400 SH         Sole                      158,400
CHINA MOBILE HONG KONG LTD NOTE 2.25%11/05  16941MAA7   47,851 48,213,000 PRN        Sole                   48,213,000
CHINA MOBILE HONG KONG LTD SPONSORED ADR    16941M109   10,897    635,050 SH         Sole                      635,050
CHUNGHWA TELECOM CO LTD    SPONSORED ADR    17133Q205   26,851  1,275,600 SH         Sole                    1,275,600
HONDA MOTOR LTD            AMERN SHS        438128308    5,376    206,300 SH         Sole                      206,300
HSBC HOLDINGS PLC          SPON ADR NEW     404280406   26,606    312,497 SH         Sole                      312,497
HUANENG PWR INTL INC       SPON ADR N       443304100    9,492    316,200 SH         Sole                      316,200
KOOKMIN BK NEW             SPONSORED ADR    50049M109    7,949    203,409 SH         Sole                      203,409
KOREA ELEC PWR             SPONSORED ADR    500631106    8,495    641,610 SH         Sole                      641,610
KT CORP                    SPONSORED ADR    48268K101   15,688    719,290 SH         Sole                      719,290
LG PHILIP LCD CO LTD       SPONS ADR REP    50186V102    2,229    123,900 SH         Sole                      123,900
NIPPON TELEG & TEL CORP    SPONSORED ADR    654624105    5,564    246,725 SH         Sole                      246,725
NTT DOCOMO INC             SPONS ADR        62942M201      398     21,400 SH         Sole                       21,400
PETROCHINA CO LTD          SPONSORED ADR    71646E100   11,070    206,190 SH         Sole                      206,190
SEMICONDUCTOR MANUFACT     SPONSORED ADR    81663N206    1,486    138,000 SH         Sole                      138,000
SHINHAN FINL GROUP CO LTD  SPN ADR RESTRD   824596100      273      5,990 SH         Sole                        5,990
SINA CORP                  ORD              G81477104    8,050    251,100 SH         Sole                      251,100
SK TELECOM LTD             SPONSORED ADR    78440P108   17,397    781,900 SH         Sole                      781,900
TAIWAN SEMICONDUCTOR MFG
  LTD                      SPONSORED ADR    874039100      121     14,231 SH         Sole                       14,231
PT TELEKOMUNIKASI
  INDONESIA                SPONSORED ADR    715684106   17,112    814,080 SH         Sole                      814,080

AGGREGATE COLUMN TOTALS                                231,503

[Repeat as necessary]

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